S-K 1602(a)(3) Forepart, Sponsor Compensation	Sep. 11, 2026 USD ($) $ / shares shares
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	3,833,333
Price Paid or to be Paid for Securities, Total Amount	$ 50,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.01
Sponsor [Member] | Private Placement [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,990,000
Over-Allotment Option One [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	500,000
Over-Allotment Option One [Member] | Common Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 50,000